EQUITY INCENTIVE PLAN - Assumptions Used to Value Option Grants to Employees and Nonemployees (Details) - Stock Option Grants	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk Free interest rate, minimum	0.95%	1.50%
Risk Free interest rate, maximum	1.13%	1.70%
Expected dividend yield	0.00%	0.00%
Expected volatility	70.00%	60.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term	5 years 4 months 24 days	5 years 9 months 18 days
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term	6 years 2 months 1 day	6 years